PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepayments to suppliers	$ 34,687		¥ 288,763		¥ 224,692
Rental, insurance and other prepayments	2,175		30,794		14,089
Rebates and promotion fees receivable	43,000		195,814		278,548
Warehouse and other deposits	618		8,355		4,004
Interest receivables	186		13,752		1,203
Value-added tax recoverable	9,890		14,762		64,066
Other receivables (net of provision for doubtful receivables of RMB3,292 and RMB4,560 (US$704) as of December 31, 2014 and 2015)	3,270		23,406		21,183
Prepaid Expenses and Other Current Assets, Total	93,826		575,646		¥ 607,785
Provision for doubtful receivable	704	¥ 4,560	3,293
Bad debt expenses	$ 704	¥ 4,560	¥ 3,293	¥ 2,513